Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2025 and 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Software development	€5,382	€1,563,923
Software SKN1	248,419	248,419
Software SKN2	1,378,566	-
Computer application	33,755	33,755
Research and Development Prototypes	811,269	-
Web page	6,010	6,010
	2,483,401	1,852,107
Amortization	(381,250)	(139,132)
	€2,102,151	€1,712,975